Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of basic and diluted net income (loss) per common share
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per ordinary share for each class of ordinary shares:

			For the Period From July 8, 2020 (Inception) Through December 31, 2020
	For the Year Ended December 31, 2021
	Class A	Class B	Class A	Class B

Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(9,186,727)	$(2,352,938)	$—	$(32,821)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	26,843,836	6,875,342	—	6,000,000

Basic and diluted net loss per ordinary share	$(0.34)	$(0.34)	$—	$(0.01)